Short-term investments (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Investment Holdings [Line Items]
Aggregate fair value	$ 32,398,227		$ 1,244,646
Cost	31,631,272		1,195,203
Unrealized (loss)/gain in profit and loss	766,955	$ 19,156	49,443
Net realized gain on short-term investments	915,902	$ 617,576	456,149
Short-term investments [Member]
Investment Holdings [Line Items]
Aggregate fair value	16,535,390
Cost	16,527,928
Unrealized (loss)/gain in profit and loss	7,462
REITs [Member]
Investment Holdings [Line Items]
Aggregate fair value	10,570,904		1,167,647
Cost	9,840,669		1,124,293
Unrealized (loss)/gain in profit and loss	730,235		43,354
Money Market Instrument [Member]
Investment Holdings [Line Items]
Aggregate fair value			76,999
Cost			70,910
Unrealized (loss)/gain in profit and loss			$ 6,089
Equity Securities [Member]
Investment Holdings [Line Items]
Aggregate fair value	5,291,933
Cost	5,262,675
Unrealized (loss)/gain in profit and loss	$ 29,258